Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Jasper Therapeutics, Inc. [Member]
Stock-Based Compensation [Line Items]
STOCK-BASED COMPENSATION

NOTE 11. STOCK-BASED COMPENSATION

2019 Equity Incentive Plan

On November 18, 2019, the Company adopted the 2019 Equity Incentive Plan (the “Plan”). Pursuant to the Plan, stock options, restricted stock award (“RSAs”), stock appreciation rights, restricted stock unit awards and other stock awards may be granted to employees, consultants and directors of the Company. Options granted may be either incentive stock options (“ISOs”) or non-statutory stock options (“NSOs”). As of June 30, 2021, 12,359,055 shares were approved and reserved under the Plan.

ISOs may be granted only to the Company’s employees. NSOs may be granted to employees, directors and consultants. Under the Plan, ISOs may be granted at an exercise price of not less than 100% of the fair market value of the common stock on the date of grant. For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value. Options become exercisable and expire as determined by the Board, provided that the term of options may not exceed 10 years from the date of grant (5 years for the individuals holding more than 10% of the voting rights of all classes of stock). Stock option agreements may provide for accelerated exercisability in the event of an optionee’s death, disability, retirement or other events. Vesting conditions determined by the Plan administrator may apply to stock options and may include continued service, performance and/or other conditions. Generally, stock options vest over a four-year period. The Company did not grant any RSAs, stock appreciation rights or restricted stock unit awards during the six months ended June 30, 2020 and 2021.

Stock Option Activity

The following table summarizes the activity under the Plan for the six months ended June 30, 2021:

		Option Outstanding		Weighted - Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price
Balance, January 1, 2021	1,525,945	10,565,957	$0.20	9.52	$5,599,957
Options granted	(516,179)	516,179	$0.73
Options exercised	—	(347,682)	$0.20
Balance, June 30, 2021	1,009,766	10,734,454	$0.23	9.06	$16,660,657

Vested and expected to vest, June 30, 2021		10,733,204	$0.23	9.06	$16,658,717
Exercisable		4,696,360	$0.20	8.97	$7,407,183

The Company did not make any stock options grants during the three months ended June 30, 2021. Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options. The total intrinsic value of the options exercised during the six months ended June 30, 2021 was $0.5 million.

The total fair value of options that vested during the six months ended June 30, 2021 was $0.8 million. The weighted-average grant date fair value of options granted during the six months ended June 30, 2021 was $0.75 per share.

Future stock-based compensation for unvested options as of June 30, 2021 was $2.1 million, which is expected to be recognized over a weighted-average period of 2.7 years.

Stock-Based Compensation Expense

The following table presents the effect of employee and non-employee option-related and founders’ shares-related stock-based compensation expense (in thousands):

	Six Months Ended June 30,
	2020	2021
General and administrative	$380	$257
Research and development	77	365
	$457	$622

Valuation of Stock Options

The grant date fair value of employee stock options was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	Six Months Ended June 30,
	2020	2021
Fair value of common stock	$0.36	$1.05
Expected term (in years)	5.00 – 6.01	5.29 – 6.08
Expected volatility	74.53% – 75.61%	75.27% – 75.79%
Risk-free interest rate	0.31% – 0.41%	0.65% – 0.80%
Expected dividend yield	—	—

The determination of the fair value of stock options on the date of grant using a Black-Scholes option-pricing model is affected by the estimated fair value of the Company’s common stock, as well as assumptions regarding a number of variables that are complex, subjective and generally require significant judgment to determine. The valuation assumptions were determined as follows:

Fair Value of Common Stock

The grant date fair value of the Company’s common stock has been determined by the Board with the assistance of management and an independent third-party valuation specialist. The grant date fair value of the Company’s common stock was determined using valuation methodologies that utilize certain assumptions including probability weighting of events, volatility, time to liquidation, a risk-free interest rate and an assumption for a discount for lack of marketability (Level 3 inputs). In determining the fair value of the Company’s common stock, the methodologies used to estimate the enterprise value of the Company were performed using methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

For the valuation performed on December 31, 2020 and March 31, 2021, the Company’s management utilized a hybrid method that combines the Probability-Weighted Expected Return Method (“PWERM”), an accepted valuation method described in the American Institute of Certified Public Accountants Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, and the OPM. The Company determined this was the most appropriate method for determining the fair value of its common stock based on the stage of development and other relevant factors. The PWERM is a scenario-based analysis that estimates the value per share of common stock based on the probability-weighted present value of expected future equity values for the common stock, under various possible future liquidity event scenarios, considering the rights and preferences of each class of shares, discounted for a lack of marketability. Under the hybrid method, an option pricing model was utilized to determine the fair value of the common stock in certain of the PWERM scenarios (capturing situations where the development path and future liquidity events were difficult to forecast), potential exit events were explicitly modeled in the other PWERM scenarios. A discount for lack of marketability was applied to the value derived under each scenario to account for a lack of access to an active public market to estimate the common stock fair value.

Expected Term

The expected term represents the period that the options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term) as the Company has concluded that its stock option exercise history does not provide a reasonable basis upon which to estimate expected term.

Expected Volatility

The Company derived the expected volatility from the average historical volatilities over a period approximately equal to the expected term of comparable publicly traded companies within its peer group that were deemed to be representative of future stock price trends as the Company does not have any trading history for its common stock. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.

Risk-Free Interest Rate

The risk-free interest rate is based on the U.S. Treasury rate, with maturities similar to the expected term of the stock options.

Expected Dividend Yield

The Company does not anticipate paying any dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero.

NOTE 12. STOCK-BASED COMPENSATION

2019 Equity Incentive Plan

On November 18, 2019, the Company adopted the 2019 Equity Incentive Plan (the “2019 Plan”). Pursuant to the Plan, stock options, restricted stock award (“RSAs”), stock appreciation rights, restricted stock unit awards and other stock awards may be granted to employees, consultants and directors of the Company. Options granted may be either incentive stock options (“ISOs”) or non-statutory stock options (“NSOs”). As of December 31, 2019 and December 31, 2020, 12,359,055 shares were approved and reserved under the 2019 Plan.

ISOs may be granted only to the Company’s employees. NSOs may be granted to employees, directors and consultants. Under the 2019 Plan, ISOs may be granted at an exercise price of not less than 100% of the fair market value of the common stock on the date of grant. For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value. Options become exercisable and expire as determined by the Board, provided that the term of options may not exceed 10 years from the date of grant (5 years for the individuals holding more than 10% of the voting rights of all classes of stock). Stock option agreements may provide for accelerated exercisability in the event of an optionee’s death, disability, retirement or other events. Vesting conditions determined by the 2019 Plan administrator may apply to stock options and may include continued service, performance and/or other conditions. Generally, stock options vest over a four-year period. The Company did not grant any RSAs, stock appreciation rights, restricted stock unit awards in years ended December 31, 2019 and December 31, 2020. The Company did not grant any stock options during the year ended December 31, 2019.

Stock Option Activity

The following table summarizes the activity under the 2019 Plan for the year ended December 31, 2020:

		Option Outstanding		Weighted - Average Remaining Contractual Life (Years)
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price		Aggregate Intrinsic Value
Balance, January 1, 2020	12,359,055	—	$—	—	—
Options granted	(10,889,015)	10,889,015	$0.20
Options exercised	—	(267,153)	$0.20
Options cancelled/forfeited	55,905	(55,905)	$0.20
Balance, December 31, 2020	1,525,945	10,565,957	$0.20	9.52	$5,599,957
Vested and expected to vest, December 31, 2020		10,565,957	$0.20	9.52	$5,599,957
Exercisable		2,513,685	$0.20	9.44	$1,332,253

Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options. The total intrinsic value of the options exercised during the year ended December 31, 2020 was $0.1 million.

The total fair value of options that vested during the year ended December 31, 2020 was $0.8 million. The weighted-average grant date fair value of options granted during the year ended December 31, 2020 was $0.32 per share.

Future stock-based compensation for unvested options as of December 31, 2020 was $2.3 million, which is expected to be recognized over a weighted-average period of 2.81 years.

Stock-Based Compensation Expense

The following table presents the effect of employee and non-employee option-related and founders shares-related stock-based compensation expense (in thousands):

	Year Ended December 31,
	2019	2020
General and administrative	$6	$722
Research and development	—	488
	$6	$1,210

Valuation of Stock Options

The grant date fair value of employee stock options was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Year Ended December 31, 2020
Fair value of common stock	$0.36 – $0.69
Expected term (in years)	5.00 – 6.06
Expected volatility	74.27% – 75.61%
Risk-free interest rate	0.27% – 0.45%
Expected dividend yield	—

The determination of the fair value of stock options on the date of grant using a Black-Scholes option-pricing model is affected by the estimated fair value of the Company’s common stock, as well as assumptions regarding a number of variables that are complex, subjective and generally require significant judgment to determine. The valuation assumptions were determined as follows:

Expected Term

The expected term represents the period that the options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term) as the Company has concluded that its stock option exercise history does not provide a reasonable basis upon which to estimate expected term.

Expected Volatility

The Company derived the expected volatility from the average historical volatilities over a period approximately equal to the expected term of comparable publicly traded companies within its peer group that were deemed to be representative of future stock price trends as the Company does not have any trading history for its common stock. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.

Risk-Free Interest Rate

The risk-free interest rate is based on the U.S. Treasury rate, with maturities similar to the expected term of the stock options.

Expected Dividend Yield

The Company does not anticipate paying any dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero.

Fair Value of Common Stock

The grant date fair value of the Company’s common stock has been determined by the Board with the assistance of management and an independent third-party valuation specialist. The grant date fair value of the Company’s common stock was determined using valuation methodologies that utilize certain assumptions including probability weighting of events, volatility, time to liquidation, a risk-free interest rate and an assumption for a discount for lack of marketability (Level 3 inputs). In determining the fair value of the Company’s common stock, the methodologies used to estimate the enterprise value of the Company were performed using methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

The Company’s management estimates the fair value of common stock using a number of objective and subjective factors including: valuations of the common stock performed with the assistance of independent third-party valuation specialists; the Company’s stage of development and business strategy, including the status of research and development efforts and the material risks relating to the business and industry; the results of operations and financial position, including levels of available capital resources; the valuation of publicly traded companies in the life sciences and biotechnology sectors, as well as recently completed mergers and acquisitions of peer companies; the lack of marketability of the Company’s common stock; the prices of redeemable convertible preferred shares sold to investors in arm’s length transactions and the rights, preferences and privileges of the redeemable convertible preferred stock relative to those of the common stock; and the likelihood of achieving a liquidity event for the holders of the common and redeemable convertible preferred stock, such as an initial public offering or a sale, given prevailing market conditions.

For valuations performed prior to December 31, 2020, the Company utilized an Option Pricing Method (“OPM”) based analysis, primarily the OPM Backsolve methodology, to determine the estimated fair value of the common stock. Within the OPM framework, the Backsolve method for inferring the total equity value implied by a recent financing transaction involves the construction of an allocation model that takes into account the Company’s capital structure and the rights and preferences of each class of shares, then assumes reasonable inputs for the other OPM variables (expected time to liquidity, volatility, risk-free rate, etc.). The total equity value is then iterated in the model until the model output value for the equity class sold in a recent financing round equals the price paid in that round. The OPM is generally utilized when specific future liquidity events are difficult to forecast, i.e., the entity has many choices and options available, and the entity’s value depends on how well it follows an uncharted path through the various possible opportunities and challenges. In determining the estimated fair value of common stock, the Company’s management also considered the fact that the common stock cannot be freely traded in the public markets. Accordingly, the management applied discounts to reflect the lack of marketability of the common stock on the weighted-average expected time to liquidity. The estimated fair value of the common stock at each valuation date reflected a non-marketability discount partially based on the anticipated likelihood and timing of a future liquidity event.

For the valuation performed on December 31, 2020, the Company’s management utilized a hybrid method that combines the Probability-Weighted Expected Return Method (“PWERM”), an accepted valuation method described in the Practice Aid, and the OPM. The Company determined this was the most appropriate method for determining the fair value of its common stock based on the stage of development and other relevant factors. The PWERM is a scenario-based analysis that estimates the value per share of common stock based on the probability-weighted present value of expected future equity values for the common stock, under various possible future liquidity event scenarios, considering the rights and preferences of each class of shares, discounted for a lack of marketability. Under the hybrid method, an option pricing model was utilized to determine the fair value of the common stock in certain of the PWERM scenarios (capturing situations where the development path and future liquidity events were difficult to forecast) and potential exit events were explicitly modeled in the other PWERM scenarios. A discount for lack of marketability was applied to the value derived under each scenario to account for a lack of access to an active public market to estimate the common stock fair value.